Fees Summary	Mar. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 615,000.00
Previously Paid Amount	0.00
Total Fee Amount	94.16
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 94.16
Narrative - Max Aggregate Offering Price	$ 615,000.00
Final Prospectus	true